BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS - The question (Details) ₽ in Millions, $ in Millions						1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 11, 2019 RUB (₽)	Oct. 05, 2018 RUB (₽)	Feb. 07, 2018 RUB (₽)	Dec. 22, 2017 RUB (₽)	Jun. 28, 2017 RUB (₽)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 RUB (₽)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Cash paid for acquisitions									₽ 351	$ 4.5	₽ 956	₽ 918
ASSETS:
Intangible assets		₽ 357	₽ 7,257	₽ 82	₽ 59
Other current assets		15	314	25
Goodwill		622	42,026	639	274				52,205		52,662	9,328	$ 662.1		$ 667.9
Total assets		1,195	74,821	746	401
LIABILITIES:
Current liabilities				20
Deferred tax liabilities		57	1,508	16
Total liabilities		936	1,911	151
Net assets		259	72,910	595	401
Total purchase consideration		₽ 259	₽ 53,261	₽ 595	₽ 401
Amortization period of intangible assets acquired				5 years
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ASSETS:
Goodwill									₽ 2,547		₽ 2,248	₽ 1,607
The Question
Business Acquisition [Line Items]
Fair value of consideration						₽ 384	₽ 384							$ 4.9
Cash paid for acquisitions							351	$ 4.5
Deferred payment						₽ 33	33							$ 0.4
Period to Pay Additional Consideration to Former Shareholders						4 years
ASSETS:
Intangible assets	₽ 113
Other current assets	5
Goodwill	295
Total assets	413
LIABILITIES:
Current liabilities	6
Deferred tax liabilities	23
Total liabilities	29
Net assets	384
Total purchase consideration	₽ 384
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ASSETS:
Intangible assets						₽ 113	113
Goodwill						₽ 295	₽ 295
LIABILITIES:
Amortization period of intangible assets acquired						1 year